CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2022
CONVERTIBLE DEBT
CONVERTIBLE DEBT

NOTE 7 - CONVERTIBLE DEBT

HEP Investments, LLC - Related Party

On December 2, 2011, the Company and HEP Investments entered into the following documents, effective as of December 1, 2011, as amended through May 16, 2018: (i) a Loan Agreement under which the HEP Investments agreed to advance up to $20,000,000 to the Company, subject to certain conditions, (ii) an 11% Convertible Secured Promissory Note in the principal amount of $20,000,000 (“Convertible Note”) (of which a total of $18,470,640 was funded, with a total of $14,380,298 converted into 1,796,287 shares of common stock, leaving a balance advanced of $4,090,342 as of December 31, 2020), (iii) a Security Agreement, under which the Company granted HEP Investments a security interest in all of its assets, (iv) warrants issued to HEP Investments to purchase 20,833 shares of common stock at an exercise price of $9.60 per share (including a cashless exercise provision) which expired September 30, 2016, (v) a Registration Rights Agreement with respect to all the shares of common stock issuable to HEP Investments in connection with the Loan Agreement, in each case subject to completion of funding of the full $20,000,000 called for by the Loan Agreement, and (vi) an Intellectual Property security agreement under which the Company and its subsidiaries granted HEP Investments a security interest in all their respective intellectual properties, including patents, in order to secure their respective obligations to HEP Investments under the Convertible Note and related documents. The Convertible Note was originally convertible into the Company’s common stock at $8.00 per share. In addition, the Company’s subsidiaries guaranteed the Company’s obligations under the Convertible Note. On March 31, 2021, HEP Investments entered into a “Debt Extension and Conversion Agreement” with the Company providing that the Convertible Notes, including principal and accrued interest, would automatically convert into shares of common stock upon consummation of an underwritten public offering of the Company’s common stock.

On June 2, 2021, in accordance with the Debt Extension and Conversion Agreement, all of the outstanding debt and accrued interest for the Convertible Notes was automatically converted into common stock of the Company. The principal amount of $4,090,342 and the accrued interest to June 2, 2021, of $2,161,845 totaled $6,252,187; this total amount was converted into 781,524 shares of common stock (calculated at $8.00 per share). As of December 31, 2022, the Company had no further remaining financial obligations to the HEP Investments under the terms of the Loan Agreement, the Convertible Note or the Registration Rights Agreement. Additionally, as of the conversion of the total outstanding principal and accrued interest balance, HEP Investments no longer retains a security interest in the Company’s intellectual property or other assets.

In January 2019, and in connection with the Convertible Note, HEP Investments entered into a life insurance policy for Andrew Dahl, our former Chief Executive Officer. On February 23, 2021, the Company and HEP Investments entered into a Letter Agreement in which the Company agreed to pay certain premiums of $2,565 per month under the life insurance policy while payments under the Convertible Note remained outstanding. Upon conversion of the Convertible Notes on June 2, 2021, the Company immediately stopped paying the premiums under the life insurance policy.

Paulson Investment Company, LLC - Related Debt

The Company previously entered into a Placement Agent Agreement with Paulson Investment Company, LLC (“Paulson”). The Placement Agent Agreement provided that Paulson could provide up to $2 million in financings to “accredited investors”. The Company received gross proceeds of $1,250,000 in connection with loans received from the “New Lenders”. Each loan included (i) a Loan Agreement, (ii) a Convertible Secured Promissory Note (“New Lenders Notes”) in the principal amount of the loan, (iii) a Security Agreement under which the Company granted the New Lenders a security interest in all of its assets and (iv) an Intercreditor Agreement with HEP Investments whereby HEP Investments and the New Lenders agree to participate in all collateral on a pari passu basis. The New Lender Notes had a two-year term and matured September 2018 ($600,000) and October 2018 ($650,000). Paulson received a 10% cash finance fee for monies invested in the Company in the form of convertible debt, along with 5-year warrants, exercisable at $8.00 per share, all the warrants have expired as of December 31, 2021. The New Lenders Notes were convertible into the Company’s common stock at $8.00 per share.

In May 2021, each of the remaining New Lenders entered into a Debt Extension and Conversion Agreement with the Company. These agreements provided that the New Lender Notes, including principal and accrued interest, would automatically convert into shares of common stock upon consummation of an underwritten public offering of the Company’s common stock.

On June 2, 2021, in accordance with the Debt Extension and Conversion Agreement between the remaining New Lenders and the Company, all of the remaining outstanding debt and accrued interest for the New Lenders Notes were automatically converted to common stock. The remaining principal amount of $850,000 and the accrued interest to June 2, 2021, of $436,369 totaled $1,286,369; this total amount was converted into 160,798 shares of common stock at $8.00 per share. As of December 31, 2021, the Company had no further remaining financial obligations to the New Lenders under the terms of the New Lenders Notes. All security interests of the New Lenders in the Company’s assets have been terminated.

Other Debt

The Company’s 1% convertible debentures allow for rolling 30-day extensions until notice is given by the lender to the Company to the contrary. As of December 31, 2022, that agreement is still in place.